                        GROUP VARIABLE ANNUITY CONTRACTS
                   ISSUED BY HARTFORD LIFE INSURANCE COMPANY
                         WITH RESPECT TO DC-I AND DC-II

                      SUPPLEMENT DATED SEPTEMBER 30, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    FOR THE GROUP VARIABLE ANNUITY CONTRACTS

The Annual Fund Operating Expense table, The Example tables and all accompanying footnotes of the prospectus should be deleted and replaced with the following language:

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997.

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                                        TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES       OPERATING EXPENSES
                                                              ---------------  ---------------  --------------------------
 Hartford Bond Fund..........................................      0.515%           0.020%                0.535%
 Hartford Stock Fund.........................................      0.455%           0.020%                0.475%
 Hartford Money Market Fund..................................      0.450%           0.015%                0.465%
 Hartford Advisers Fund......................................      0.635%           0.020%                0.655%
 Hartford Capital Appreciation Fund..........................      0.645%           0.020%                0.655%
 Hartford Mortgage Securities Fund...........................      0.450%           0.025%                0.475%
 Hartford Index Fund.........................................      0.400%           0.015%                0.415%
 Hartford International Opportunities Fund...................      0.705%           0.090%                0.795%
 Calvert Social Balanced Portfolio (1).......................      0.690%           0.120%                0.810%
 Hartford Dividend & Growth Fund.............................      0.685%           0.020%                0.705%

---------

(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE
    UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your           If you do not surrender your
                               at the end of the applicable      Contract at the end of the      Contract, you would pay the
                               time period, you would pay the    applicable time period, you     following expenses on a $1,000
                               following expenses on a $1,000    would pay the following         investment, assuming a 5%
                               investment, assuming a 5%         expenses on a $1,000            annual return on assets:
                               annual return on assets:          investment, assuming a 5%
                                                                 annual return on the assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS. 5 YRS. 10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.
                               ------ ------- ------- --------   ------ ------ ------ --------   ------ ------- ------ --------
 Bond Fund....................  $  66  $  101  $  138   $ 215     $ 15   $ 46   $ 79    $ 173     $ 15   $  46   $ 79    $ 173
 Stock Fund...................     66      99     135     209       14     44     76      166       14      44     76      166
 Money Market Fund............     66      99     135     208       14     44     75      165       14      44     75      165
 Advisers Fund................     68     105     144     228       16     49     85      186       16      49     85      186
 Capital Appreciation Fund....     68     105     145     229       16     50     86      187       16      50     86      186
 Mortgage Securities Fund.....     66      99     135     209       14     44     76      166       14      44     76      166
 Index Fund...................     65      98     132     202       13     42     72      159       13      42     72      159
 International Opportunities
   Fund.......................     69     109     151     243       17     54     93      202       17      54     93      202
 Calvert Social Balanced
   Portfolio..................     69     109     152     245       18     54     94      203       18      54     94      203
 Dividend & Growth Fund.......     68     106     147     233       16     51     88      192       16      51     88      192

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 65   $  97   $ 131    $ 199     $ 13   $  41   $  71    $ 156     $ 13   $  41   $  71    $ 156
 Stock Fund...................    64      95     128      192       13      39      68      149       13      39      68      149
 Money Market Fund............    64      95     127      191       12      39      67      148       12      39      67      148
 Advisers Fund................    66     100     137      212       14      45      77      169       14      45      77      169
 Capital Appreciation Fund....    66     101     137      213       14      45      78      171       15      45      78      171
 Mortgage Securities Fund.....    64      95     128      192       13      39      68      149       13      39      68      149
 Index Fund...................    64      93     125      186       12      37      64      142       12      37      64      142
 International Opportunities
   Fund.......................    67     104     144      227       16      49      85      185       16      49      85      185
 Calvert Social Balanced
   Portfolio..................    68     105     145      229       16      50      86      187       16      50      86      187
 Dividend & Growth Fund.......    67     102     139      217       15      46      80      175       15      46      80      175

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 70   $ 112   $ 156    $ 252     $ 18   $  57   $  97    $ 211     $ 18   $  57   $  97    $ 211
 Stock Fund...................    69     110     153      246       18      55      94      205       18      55      94      205
 Money Market Fund............    69     109     152      245       18      54      94      204       18      54      94      204
 Advisers Fund................    71     115     162      265       20      60     104      224       20      60     104      224
 Capital Appreciation Fund....    69     110     153      246       18      55      94      205       18      55      94      205
 Mortgage Securities Fund.....    69     108     150      240       17      53      91      198       17      53      91      198
 Index Fund...................    72     119     169      279       21      65     111      239       21      65     111      239
 International Opportunities
   Fund.......................    71     115     162      266       20      61     104      225       20      61     104      225
 Dividend & Growth Fund.......    73     120     170      281       21      65     112      241       21      65     112      241
 Calvert Social Balanced
   Portfolio..................    72     117     164      270       20      62     106      230       20      62     106      230

---------

(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HV-2279
33-19944